OTHER PAYABLES AND ACCRUED LIABILITIES - Schedule of Other Payables and Accrued Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER PAYABLES AND ACCRUED LIABILITIES
Salary, welfare and bonus payable	¥ 366,454		¥ 373,286
Tax payable	152,598		218,419
Advance from customers	58,630		41,070
Others	55,800		12,363
Total	¥ 633,482	$ 91,846	¥ 645,138